Goodwill and Intangible Assets - Summary of Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 20,325	$ 20,325	$ 20,325
Accumulated Amortization	(7,969)	(6,699)	(5,000)
Net Carrying Amount	12,356	13,626	15,325
Acquired Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,000	20,000	20,000
Accumulated Amortization	(7,882)	(6,636)	(4,969)
Net Carrying Amount	12,118	13,364	15,031
Purchased Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	325	325	325
Accumulated Amortization	(87)	(63)	(31)
Net Carrying Amount	$ 238	$ 262	$ 294